Subsidiary undertakings and related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
Subsidiary undertakings and related party transactions
Summary of principal subsidiary undertaking of Ryanair Holdings plc

		Registered	Nature of
Name	% Held	Office	Business

Ryanair (DAC)	100	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator
Ryanair Sun S.A.	100	21 Cybernetyki street, 02-677 Warsaw, Poland	Airline operator
Laudamotion GmbH	100	Concorde Business Park 2/F/10, Schwechat, 2320 Austria	Airline operator

Summary of remuneration paid to senior key management

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Basic salary and bonus	8.0	6.7	7.5
Pension contributions	0.2	0.2	0.2
Non-executive directors fees	0.7	0.7	0.6
Share-based compensation expense	4.5	3.1	3.1
	13.4	10.7	11.4